CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Change in Each Compenant of AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 20, 2013	Dec. 31, 2011
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax					$ (17,788)
End-of-period balance, net of tax	(16,896)	(23,216)	(19,133)		(17,788)
Housing Development Finance Corporation Ltd.
Change in accumulated other comprehensive income (loss)
After tax realized gains from sales of minority investments	672
Shanghai Pudong Development Bank
Change in accumulated other comprehensive income (loss)
After tax realized gains from sales of minority investments	421
Akbank
Change in accumulated other comprehensive income (loss)
Impairment charge due to foreign currency exchange and translation related to the investment, after-tax	667
Net unrealized gains (losses) on investment securities
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(35)	(1,640)	597
Other comprehensive income (losses) before reclassifications		1,790	(1,962)
Increase (decrease) due to amounts reclassified from AOCI		(93)	(275)
Change, net of taxes	632	1,697	(2,237)
End-of-period balance, net of tax	597	57	(1,640)
Cash flow hedges
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(2,820)	(1,245)	(2,293)
Other comprehensive income (losses) before reclassifications		85	512
Increase (decrease) due to amounts reclassified from AOCI		251	536
Change, net of taxes	527	336	1,048
End-of-period balance, net of tax	(2,293)	(909)	(1,245)
Benefit plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(4,282)	(3,989)	(5,270)
Other comprehensive income (losses) before reclassifications		(1,346)	1,098
Increase (decrease) due to amounts reclassified from AOCI		176	183
Change, net of taxes	(988)	(1,170)	1,281
End-of-period balance, net of tax	(5,270)	(5,159)	(3,989)
Foreign currency translation adjustment
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(10,651)	(12,259)	(9,930)
Other comprehensive income (losses) before reclassifications		(4,946)	(2,534)	(205)
Increase (decrease) due to amounts reclassified from AOCI		0	205
Change, net of taxes	721	(4,946)	(2,329)
End-of-period balance, net of tax	(9,930)	(17,205)	(12,259)
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, before tax		137
Reclassification for allocation between net unrealized gains (losses) on investment securities to CTA, net of tax		84
Other comprehensive income (loss), before tax				314
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax	(17,788)	(19,133)	(16,896)
Other comprehensive income (losses) before reclassifications		(4,417)	(2,886)
Increase (decrease) due to amounts reclassified from AOCI		334	649
Change, net of taxes	892	(4,083)	(2,237)
End-of-period balance, net of tax	$ (16,896)	$ (23,216)	$ (19,133)